Annual Total Returns [BarChart] - High Yield Bond Fund - High Yield Bond Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	4.41%
Annual Return 2012	13.75%
Annual Return 2013	5.18%
Annual Return 2014	2.85%
Annual Return 2015	(3.66%)
Annual Return 2016	12.90%
Annual Return 2017	7.91%
Annual Return 2018	(3.23%)
Annual Return 2019	14.97%
Annual Return 2020	6.73%